Other income (expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income
Income from grants	R$ 860	R$ 10,324	R$ 13,548
Fines on telecommunication services	77,814	72,903	58,793
Income from disposal of assets (ii)	318,960	23,747	2,711,535
Other income (iii)	65,703	62,256	65,482
Total Revenue	463,337	169,230	2,849,358
FUST/FUNTTEL(i)	(158,021)	(151,485)	(134,962)
Taxes, fees and contributions	(1,400)	(1,526)	(2,274)
Provision for legal and administrative proceedings, net of reversal	(296,108)	(219,241)	(248,987)
Expenses on disposal of assets (ii)	(13,875)	(23,443)	(1,942,791)
Other expenses	(22,712)	(21,906)	(22,573)
Total other income (expenses), net	(492,116)	(417,601)	(2,351,587)
Other income (expenses), net	R$ (28,779)	R$ (248,371)	R$ 497,771